Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Description of Business [Abstract]
Description of Business

1. Description of Business

Organization and Business

Ionetix Corporation (the “Company” or “Ionetix”) is a cyclotron technology platform company providing full-service radioisotope production and end-to-end radiopharmaceutical manufacturing solutions. With its proprietary compact superconducting cyclotron technology, the Company manufactures short-lived diagnostic radioisotopes used in positron emission tomography imaging. The Company also manufactures therapeutic radioisotopes for targeted alpha therapy (“TAT”), an emerging cancer therapy utilizing alpha radionuclides. TAT delivers high-energy alpha particles to cancer cells and the tumor microenvironment to treat cancer while preserving healthy tissue. Ionetix was incorporated in the state of Delaware on December 28, 2009, and maintains its principal office in Lansing, Michigan.

Merger

On April 9, 2026, JDEV Acquisition Corp. (“JDEV” and after the Merger, Ionetix), JDEV Merger Subsidiary (“Merger Sub”) and Ionetix Corporation, the privately held operating company (referred to herein as “Legacy Ionetix”), completed the merger contemplated by the Agreement and Plan of Merger and Reorganization dated April 9, 2026, pursuant to which Merger Sub merged with and into Legacy Ionetix, with Legacy Ionetix continuing as the surviving corporation and a wholly owned subsidiary of the Company. In connection with the Merger, JDEV was renamed Ionetix Corporation.

The Merger was accounted for as a reverse recapitalization, with Legacy Ionetix treated as the accounting acquirer and JDEV treated as the acquired company for financial reporting purposes. This determination was based on the fact that Legacy Ionetix stockholders held a majority of the voting power of the Company and Legacy Ionetix’s operations comprise the ongoing operations of the Company. Accordingly, the historical financial information presented for periods prior to the Merger represents the accounts of Legacy Ionetix and its consolidated subsidiaries.

At the effective time of the Merger, each outstanding share of Legacy Ionetix common stock and redeemable convertible preferred stock was converted into the right to receive shares of the Company’s common stock based on a conversion ratio of 0.5014 (the “Conversion Ratio”). In addition, all outstanding Legacy Ionetix options and warrants were assumed by the Company and converted into options and warrants, respectively, to purchase shares of the Company’s common stock, with the number of underlying shares and exercise price adjusted based on the Conversion Ratio. The converted options and warrants otherwise continued to be subject to substantially the same terms and conditions applicable to such instruments immediately prior to the Merger.

All share and per-share amounts presented for periods prior to the Merger have been retrospectively adjusted, where applicable, to reflect the Conversion Ratio. Unless otherwise indicated or the context otherwise requires, references in these notes accompanying the condensed consolidated financial statements to “Ionetix” and “the Company” refer to the business and operations of Legacy Ionetix prior to the Merger and to Ionetix Corporation and its consolidated subsidiaries following the Merger. See Note 10, Redeemable Convertible Preferred Stock, Note 11, Stockholders’ Equity (Deficit), Note 12, Stock Option Plan, and Note 13, Common Stock Warrants, for additional information regarding the Company’s equity instruments prior to and following the Merger.

Liquidity

The Company has incurred net losses since inception, including net losses of $15.3 and $8.0 million for the three months ended June 30, 2026 and 2025, respectively, and $22.2 and $10.4 million for the six months ended June 30, 2026 and 2025, respectively, and has an accumulated deficit of $208.8 million as of June 30, 2026. The Company has $10.9 million in cash and restricted cash as of June 30, 2026.

In connection with the closing of the Merger, the Company raised $28.3 million in net proceeds from a private placement financing. In June 2026, the Company completed a subsequent closing of the private placement financing on substantially the same terms as the initial closing and raised an additional $0.4 million in net proceeds. Net proceeds for both closings are stated after deducting legal, accounting, placement agent fees and other transaction costs directly attributable to the financing transactions. The Company expects to fund its projected operating requirements through a combination of existing cash, the net proceeds from the initial and subsequent closings of private placement financing, anticipated revenues from its products and services, and additional financing activities.

The Company expects to continue to incur losses and negative cash flows for the foreseeable future as it continues to invest in research and development, manufacturing, sales and marketing efforts, and site deployment activities to support the growth of its business. If the Company does not perform in line with its operating plan, its capital resources may be depleted more rapidly than expected, and the Company may need to obtain additional financing sooner than anticipated. There can be no assurance that such financing will be available on acceptable terms, or at all.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date these condensed consolidated financial statements are issued. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

1.	Description of Business

Organization and Business

Ionetix Corporation (the “Company” or “Ionetix”) is a cyclotron technology platform company providing full-service radioisotope production and end-to-end radiopharmaceutical manufacturing solutions. With its proprietary compact superconducting cyclotron technology, the Company manufactures short-lived diagnostic radioisotopes used in positron emission tomography imaging. The Company also manufactures therapeutic radioisotopes for targeted alpha therapy (“TAT”), an emerging cancer therapy utilizing alpha radionuclides. TAT delivers high-energy alpha particles to cancer cells and the tumor microenvironment to treat cancer while preserving healthy tissue.

The Company was incorporated in the state of Delaware on December 28, 2009, and maintains its principal office in Lansing, Michigan.

Liquidity

The Company has incurred net losses from operations since inception, including $39.7 million and $30.1 million for the years ended December 31, 2025, and 2024, respectively, and has an accumulated deficit of $186.6 million as of December 31, 2025. The Company has $432 in cash, cash equivalents and restricted cash as of December 31, 2025. The Company expects to incur additional losses and negative cash flows for the foreseeable future as the Company continues to invest in research and development, manufacturing, sales and marketing efforts and site deployment activities to continue to grow its business.

The Company expects to fund its projected operating requirements through a combination of existing cash and cash equivalents, anticipated revenues from its products and services, and proceeds from ongoing financing activities, including private equity financings, strategic collaborations, and credit or other debt facilities.

If the Company does not perform in line with its 2026 operating plan, its capital resources may be depleted more rapidly than anticipated, which could require it to obtain additional financing sooner than expected. The Company is actively pursuing additional funding; however, there can be no assurance that such financing will be available on a timely basis, on favorable terms, or at all. If additional capital is not secured, the Company may be required to delay, reduce, or discontinue certain sales and marketing initiatives, research and development activities, or other operations, and may postpone product deployment in order to conserve resources and sustain its operations.

To the extent the Company raises additional capital through the issuance of equity or debt securities, existing shareholders may experience dilution, and any such securities may have rights senior to those of current stockholders or contain restrictive covenants that limit the Company’s operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date of issuance of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.